Share based compensation - Share options activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Number of options:
Outstanding number of shares at beginning	1,739,000	1,739,000	2,512,000	2,512,000	4,526,000	4,526,000
Granted	1,482,000	1,482,000	1,147,000	1,147,000	1,048,000	1,048,000
Exercised	(622,000)	(622,000)	(1,580,000)	(1,580,000)	(1,774,000)	(1,774,000)
Forfeited	(311,000)	(311,000)	(340,000)	(340,000)	(1,288,000)	(1,288,000)
Outstanding number of shares at ending	2,288,000	2,288,000	1,739,000	1,739,000	2,512,000	2,512,000	4,526,000
Options, vested and exercisable	1,140,000		846,000		1,116,000			1,140,000		846,000	1,116,000
Weighted Average Exercise Price:
Weighted average exercise price at beginning | $ / shares		$ 0.10		$ 0.10		$ 0.10
Granted | $ / shares		0.01		0.10		0.10
Exercised | $ / shares		0.03		0.10		0.10
Forfeited | $ / shares		0.04		0.10		0.10
Weighted average exercise price at ending | $ / shares		$ 0.01		$ 0.10		$ 0.10	$ 0.10
Weighted average exercise price, vested and exercisable | $ / shares								$ 0.01		$ 0.10	$ 0.10
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value:
Weighted average contractual term outstanding	8 years 5 months 12 days	8 years 5 months 12 days	8 years 3 months 3 days	8 years 3 months 3 days	8 years 5 months 19 days	8 years 5 months 19 days	8 years 7 months 6 days
Weighted average contractual term, vested and exercisable	7 years 7 months 28 days	7 years 7 months 28 days	7 years 6 months 21 days	7 years 6 months 21 days	8 years 10 months 2 days	8 years 10 months 2 days
Aggregate intrinsic value outstanding | $							$ 66,255	$ 3,814		$ 2,742	$ 10,167
Aggregate intrinsic value exercised | $		$ 1,357		$ 2,193		$ 16,088
Aggregate intrinsic value, vested and exercisable | $								$ 1,900		$ 1,334	$ 4,515
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Weighted average grant date fair value of options granted | $ / shares		$ 3.00		$ 4.42		$ 7.59
Options granted	1,482,000	1,482,000	1,147,000	1,147,000	1,048,000	1,048,000
Grant date fair value of options vested | ¥	¥ 27,065		¥ 74,266		¥ 141,845
Total unrecognized compensation expenses | ¥	¥ 14,778		¥ 26,733		¥ 65,122
Unrecognized compensation cost expected to be recognized over a weighted average period	1 year 6 months 7 days	1 year 6 months 7 days	1 year 5 months 19 days	1 year 5 months 19 days	2 years 1 month 17 days	2 years 1 month 17 days
Second Amended 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Number of shares available for future grant	560,144							560,144
Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Total unrecognized compensation expenses | ¥									¥ 31,681